FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962
                                   ---------

                FRANKLIN TEMPLETON MONEY FUND TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                         -----

Date of reporting period: 3/31/08
                          -------



Item 1. Schedule of Investments.

Franklin Templeton Money Fund Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2008

CONTENTS

Franklin Templeton Money Fund ................   3
Notes to Statement of Investments ............   4
The Money Market Portfolios ..................   5

                                    [LOGO]

                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                        FRANKLIN - Templeton - Mutual Series

                                          Quarterly Statement of Investments | 1

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

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

FRANKLIN TEMPLETON MONEY FUND                             SHARES        VALUE
----------------------------------------------------   -----------  -------------
   MUTUAL FUND (COST $342,899,013) 100.9%
(a)The Money Market Portfolio, 2.74% ................  342,899,013  $ 342,899,013
   OTHER ASSETS, LESS LIABILITIES (0.9)% ............                  (2,902,257)
                                                                    -------------
   NET ASSETS 100.0%. ...............................               $ 339,996,756
                                                                    =============

(a) The rate shown is the annualized seven-day yield at period end.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Money Fund Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Money Fund Trust is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At March 31, 2008, the Fund owns 4.92% of the Portfolio. The Portfolio's shares held by the Fund are valued at the closing net asset value of the Portfolio.

3. INCOME TAXES

At March 31, 2008, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4| Quarterly Statement of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

THE MONEY MARKET PORTFOLIO                                                  PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------         ----------------      --------------
   INVESTMENTS 99.8%
   BANK NOTES (COST $250,001,447) 3.6%
   Bank of America NA, 3.05%, 4/22/08 ....................................    $ 250,000,000       $  250,001,447
                                                                                                  --------------
   CERTIFICATES OF DEPOSIT 53.2%
   Abbey National Treasury Service, Stamford Branch, 2.78%, 6/11/08 .....       275,000,000          275,000,000
   Australia & New Zealand Banking, New York Branch, 3.98%, 4/02/08 .....       107,000,000          107,003,390
   Australia & New Zealand Banking, New York Branch, 3.05%, 5/19/08 .....       100,000,000          100,006,352
   Bank of Ireland, Stamford Branch, 2.795%, 5/08/08 ....................       225,000,000          225,001,151
   Bank of Nova Scotia, Houston Branch, 2.55%, 6/18/08 ..................       150,000,000          150,000,000
   Bank of Nova Scotia, Portland Branch, 4.00%, 4/14/08 .................       100,000,000          100,000,000
   Bank of Scotland, New York Branch, 3.27%, 5/05/08 ....................       199,750,000          199,750,000
   Banque Nationale De Paris, New York Branch, 4.27%, 5/12/08 ...........        55,000,000           55,029,583
   Banque Nationale De Paris, San Francisco Branch, 3.84%, 4/17/08 ......       100,000,000          100,000,000
   Banque Nationale De Paris, San Francisco Branch, 2.54%, 6/19/08 ......       100,000,000          100,000,000
   Barclays Bank PLC, New York Branch, 3.05%, 4/24/08 ...................       250,000,000          250,000,000
   Calyon NY, New York Branch, 2.65%, 6/13/08 ...........................       275,000,000          275,000,000
   Dexia Credit Local NY, New York Branch, 2.90%, 5/06/08 ...............       200,000,000          200,000,000
   Lloyds Bank PLC, New York Branch, 3.10%, 4/25/08 .....................       250,000,000          250,000,000
   Rabobank Nederland, New York Branch, 3.00%, 4/04/08 ..................       250,000,000          250,000,000
   Royal Bank of Canada, New York Branch, 2.41%, 6/16/08 ................       275,000,000          275,002,885
   Royal Bank of Scotland NY, New York Branch, 3.11%, 5/07/08 ...........       250,000,000          250,002,481
   Svenska Handelsbanken, New York Branch, 3.02%, 5/30/08 ...............       275,000,000          275,002,237
   Toronto-Dominion Bank, New York Branch, 2.38%, 5/16/08 ...............       275,000,000          275,000,000
                                                                                                  --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $3,711,798,079) ..................                          3,711,798,079
                                                                                                  --------------
(b)COMMERCIAL PAPER 32.6%
   Abbott Laboratories, 4/09/08 .........................................       101,700,000          101,651,410
   Australia & New Zealand Banking, 4/14/08 .............................        75,000,000           74,918,750
   Bank of Montreal, 4/11/08 ............................................       250,000,000          249,806,944
   Bank of Scotland, 4/29/08 ............................................        50,000,000           49,877,111
   Commonwealth Bank of Australia, 6/16/08 ..............................        50,000,000           49,740,333
   Danske Corp., 4/14/08 ................................................       115,670,000          115,553,045
   Danske Corp., 4/21/08 ................................................       150,000,000          149,790,000
   ING U.S. Funding LLC, 4/07/08 ........................................       200,000,000          199,897,667
   ING U.S. Funding LLC, 5/12/08 ........................................        50,000,000           49,841,694
   Johnson & Johnson, 4/08/08 ...........................................       200,000,000          199,903,556
   Johnson & Johnson, 5/23/08 ...........................................        50,000,000           49,837,500
   Lloyds TSB Bank PLC, 4/01/08 .........................................        20,270,000           20,270,000
   Nestle Capital Corp., 4/17/08 ........................................        16,120,000           16,093,205
   Nestle Capital Corp., 5/23/08 ........................................       150,000,000          149,402,000
   PepsiCo Inc., 4/09/08 - 4/29/08 ......................................       198,475,000          198,251,448
   PepsiCo Inc., 5/23/08.................................................        75,000,000           74,777,917
   Procter & Gamble International Funding, 4/01/08 - 4/04/08 ............        75,000,000           74,994,375
   UBS AG Finance Delaware Inc., 4/23/08 ................................       250,000,000          249,529,444
   Westpac Banking Corp., 4/18/08 .......................................       200,000,000          199,646,778
                                                                                                  --------------
   TOTAL COMMERCIAL PAPER (COST $2,273,783,177) .........................                          2,273,783,177
                                                                                                  --------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $43,345,000) 0.6%
(b)FHLB, 4/01/08 ........................................................        43,345,000           43,345,000
                                                                                                  --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $6,278,927,703)..................................................                          6,278,927,703
                                                                                                  --------------

                                          Quarterly Statement of Investments | 5

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT(a)        VALUE
--------------------------------------------------------------------------------      ----------------      ---------------
   INVESTMENTS (CONTINUED)

(c)REPURCHASE AGREEMENTS 9.8%

   ABN Amro Bank NV, 2.35%, 4/01/08 (Maturity Value $295,019,257)
      Collateralized by (b)U.S. Government Agency Discount Notes,
      5/14/08 - 6/18/08 .............................................................   $ 295,000,000       $   295,000,000
   Barclays De Zoete Wedd Securities Inc., 2.45%, 4/01/08 (Maturity
      Value $295,020,076) Collateralized by U.S. Government Agency
          Securities, 4.625% - 6.625%, 10/10/08 - 9/15/09 ...........................     295,000,000           295,000,000
   Deutsche Morgan Grenfell, 1.40%, 4/01/08 (Maturity Value $92,953,615)
      Collateralized by U.S. Treasury Note, 3.00%, 7/15/12 ..........................      92,950,000            92,950,000

                                                                                                            ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $682,950,000)...................................                           682,950,000
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $6,961,877,703) 99.8% ....................................                         6,961,877,703
   OTHER ASSETS, LESS LIABILITIES 0.2%...............................................                            12,439,764
                                                                                                            ---------------
   NET ASSETS 100.0% ................................................................                       $ 6,974,317,467
                                                                                                            ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

(a) The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The security is traded on a discount basis with no stated coupon rate.

(c) At March 31, 2008, all repurchase agreements had been entered into on that date.

 6| See Notes to Statement of Investments. | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2008, the cost of investments for book and income tax purposes was the same.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008





                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON MONEY FUND TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer